Nature of Business and Basis of Presentation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 4,942
Accounts receivable	79,508
Prepaids	1,428
Property and equipment	62,990
Goodwill	673,646	$ 0
Less: Liabilities assumed ($172,899 Canadian)	(137,817)
Total consideration	$ 684,697